Discontinued Operations (Tables)	12 Months Ended
Sep. 30, 2012
Discontinued Operations Tables [Abstract]
Schedule of Disposal Groups Including Disccontinued Operations Income Statement Disclosures [Text Block]
	Fiscal Year Ended September 30,
(in thousands)	2012	2011	2010
Revenue	$1,639,684	$1,521,899	$1,457,873
(Loss) income before income taxes	$(37,534)	$12,652	$15,593

Schedule of Disposal Groups Including Discontinued Operations Balance Sheet Disclosures [Text Block]
	September 30,
	2012	2011
Assets:
Accounts receivable	$ 187,179	$ 161,223
Merchandise inventories	249,463	146,314
Property and equipment, net	131,907	109,293
Goodwill and other intangible assets	85,163	86,142
Other assets	9,141	5,192
Assets held for sale	662,853	508,164
Liabilities:
Accounts payable	152,110	135,347
Accrued expenses and other	16,554	14,418
Other liabilities	71,042	41,902
Liabilities held for sale	239,706	191,667
Net assets	$ 423,147	$ 316,497